Consolidated Statements of Cash Flows (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Disposal of subsidiaries, net of cash disposed		¥ 2,040